DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 019 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 38,685,375	$ 30,258,735	$ 26,550,484
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	0	(85,149)
Net assets available for benefits per Form 5500	$ 38,685,375	$ 30,173,586